Schedule of Investments
March 31, 2025 (unaudited)
Manor Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 95.49%

Beverages - 2.18%
PepsiCo, Inc.	1,318	197,621

ComputerPeripheral Equipment - 3.55%
Palo Alto Networks, Inc. (2)	1,890	322,510

Computer Storage Devices - 1.85%
NetApp, Inc.	1,907	167,511

Converted Paper & Paperboard Products (No Container/Boxes) - 4.40%
Avery Dennison Corp.	2,244	399,365

Crude Petroleum & Natural Gas - 2.81%
Devon Energy Corp.	6,811	254,731

Electronic Components, NEC - 3.28%
Vertiv Holdings Co.	4,122	297,608

Engines & Turbines - 3.87%
Cummins, Inc.	1,121	351,366

Finance Services - 4.56%
Apollo Global Management, Inc. Class A	3,023	413,970

Hospital & Medical Service Plans - 3.72%
Elevance Health, Inc.	777	337,964

Life Insurance - 2.02%
Metlife, Inc.	2,279	182,981

National Commercial Banks - 7.30%
JP Morgan Chase & Co.	1,680	412,104
PNC Financial Services Group, Inc.	1,424	250,296

		662,400

Operative Builders - 3.12%
D.R. Horton, Inc.	2,226	282,991

Petroleum Refining - 3.67%
Valero Energy Corp.	2,519	332,684

Pharmaceutical Preparations - 4.18%
AbbVie, Inc.	1,810	379,231

Retail-Grocery Stores - 2.35%
The Kroger Co.	3,144	212,817

Retail-Lumber & Other Building Materials Dealers - 2.95%
Lowes Cos., Inc.	1,147	267,515

Search, Detection, Navigation, Guidance, Aeronautical & Nautical Systems & Instruments - 2.81%
Northrop Grumman Corp.	498	254,981

Semiconductors & Related Devices - 8.62%
Applied Materials, Inc.	3,598	522,142
NVIDIA Corp.	2,400	260,112

		782,254

Services-Computer Programming, Data Processing, Etc. - 9.75%
Alphabet, Inc. Class A	1,658	256,393
AppLovin Corp. (2)	2,370	627,979

		884,372

Services-Prepackaged Software - 5.51%
Microsoft Corp.	1,332	500,019

Services-Video Tape Rental - 4.82%
Netflix, Inc. (2)	469	437,357

Transportation Services - 4.27%
Booking Holdings, Inc.	84	386,980

Wholesale-Drugs, Proprietaries & Druggists' Sundries - 3.91%
Cencora, Inc.	1,276	354,843

Total Common Stock	(Cost $ 3,816,026)	8,664,072

Real Estate Investment Trusts - 3.33%

Equinix, Inc.	371	302,495

Total Real Estate Investment Trusts	(Cost $ 138,089)	302,495

Money Market Registered Investment Companies - 1.26%

Federated Hermes Government Obligations Fund - Institutional Class - 4.185% (3)	114,984	114,984

Total Money Market Registered Investment Companies	(Cost $ 114,984)	114,984

Total Investments - 100.08%	(Cost $ 4,069,099)	9,081,551

Liabilities in Excess of Other Assets - (0.08%)		(8,347)

Total Net Assets - 100.00%		9,073,204

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2025 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$9,081,551	$0
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$9,081,551	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2025.